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Canada Life Insurance Company of New York Letterhead




March 2003




Dear Policyowner:


Enclosed is the Varifund Annual Report for the period ending
December 31, 2002. We encourage you to review this information and to refer to is as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Canada Life's Prestige Series Varifund product to meet your financial needs.

Sincerely,

/s/ Ronald E. Beettam

Ronald E. Beettam

Encl.





 Variable products are issued by Canada Life Insurance Company of New York and offered through its subsidiary. Canada Life of America Financial Services, Inc.
                                 (member NASD)
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The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

THE ALGER AMERICAN FUND, FILED FEBRUARY 26, 2003
         Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

BERGER INSTITUTIONAL PRODUCTS TRUST, FILED FEBRUARY 13, 2003
         Portfolios which include: Berger IPT-International Fund; Small Company Growth

DREYFUS VARIABLE INVESTMENT FUND, FILED MARCH 4, 2003
         Portfolios which include: Dreyfus Growth and Income; Dreyfus
         Appreciation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., FILED MARCH 3, 2003
         Portfolios which include: Dreyfus Socially Responsible Growth Fund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP High Income

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP Overseas

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP Asset Manager

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP Index 500; Fidelity VIP
         Contrafund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
         Portfolios which include: Fidelity VIP Growth Opportunities

SELIGMAN PORTFOLIOS, INC., FILED MARCH 5, 2003
         Portfolios which include: Communications and Information; and Frontier

THE MONTGOMERY FUNDS III, FILED MARCH 7, 2003
         Portfolios which include: Montgomery Variable Series Emerging Markets Fund